Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities carrying values by category and fair values

Note 13	Fair Value of Financial Instruments
The following tables provide the financial assets and liabilities carrying values by category and fair values as of June 30, 2022, December 31, 2021:

	As of 31/12/2021
	Carrying value					Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133		3,133					3,133
Loans	388			388			388
Deposits and guarantees	397			397			397
Trade receivables	57			57			57
Cash and cash equivalents	258,756	258,756				258,756
TOTAL - Assets	262,731	258,756	3,133	842	—	258,756	842	3,133
Liabilities
Conditional advances	3,229				3,229			3,229
Convertible loans	48,097				48,097		48,097
Bank loans	15,824				15,824		15,824
Obligations under finance leases	7,069				7,069		7,069
Accrued interests	16				16		16
Trade payables	12,304				12,304		12,304
Other payables	579				579		579
TOTAL - Liabilities	87,118	—	—	—	87,118	—	83,889	3,229

	As of 30/06/2022
	Carrying value					Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133		3,133					3,133
Other investments	500	500				500
Loans	410			410			410
Deposits and guarantees	325			325			325
Trade receivables	742			742			742
Cash and cash equivalents	209,115	209,115				209,115
TOTAL - Assets	214,225	209,615	3,133	1,477	—	209,615	1,477	3,133
Liabilities
Conditional advances	3,229				3,229			3,229
Convertible loans	49,175				49,175		49,175
Bank loans	15,514				15,514		15,514
Obligations under finance leases	6,793				6,793		6,793
Accrued interests	33				33		33
Trade payables	10,229				10,229		10,229
Other payables	1,066				1,066		1,066
TOTAL - Liabilities	86,039	—	—	—	86,039	—	82,810	3,229